[LOGO]                              MONY LIFE INSURANCE COMPANY
                                    1290 Avenue of the Americas
                                    New York NY 10104


                                    DODIE KENT
                                    Vice President and Associate General Counsel
                                    212-314-3970
                                    Fax: 212-707-7947


March 7, 2007


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account L (the "Registrant")
           Registration Nos. 333-104156 and 811-06215; 333-72590 and 811-06215;
           333-72594 and 811-06215; 333-71417 and 811-06215; 333-71617 and
           811-06215; 333-01581 and 811-06215; and 033-37719 and 811-06215
           (MONY Variable Universal Life - 2003; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; and The Strategist; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners annual reports for the period ended December 31, 2006 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - Underlying Funds:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   AXA PREMIER VIP TRUST - Underlying Funds:
    -  AXA Premier VIP High Yield Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - Underlying Funds:
    -  Small Cap Stock Index Portfolio

o   DREYFUS STOCK INDEX FUND, INC.

o   EQ ADVISORS TRUST - Underlying Funds:
    - EQ/Bond Index Portfolio
    - EQ/Boston Advisors Equity Income Portfolio
    - EQ/Calvert Socially Responsible Portfolio
    - EQ/Capital Guardian Research Portfolio
    - EQ/Caywood-Scholl High Yield Bond Portfolio
    - EQ/Enterprise Moderate Allocation Portfolio
    - EQ/FI Mid Cap Portfolio
    - EQ/GAMCO Small Company Value Portfolio
    - EQ/Government Securities Portfolio
    - EQ/International Growth Portfolio
    - EQ/JPMorgan Core Bond Portfolio
    - EQ/Long Term Bond Portfolio
    - EQ/Lord Abbett Growth and Income Portfolio
    - EQ/Lord Abbett Mid Cap Value Portfolio
    - EQ/Marsico Focus Portfolio
    - EQ/Money Market Portfolio
    - EQ/Montag & Caldwell Growth Portfolio
    - EQ/PIMCO Real Return Portfolio
    - EQ/Short Duration Bond Portfolio
    - EQ/Small Company Growth Portfolio
    - EQ/TCW Equity Portfolio
    - EQ/UBS Growth and Income Portfolio
    - EQ/Van Kampen Emerging Markets Equity Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    -  Balanced Portfolio
    -  Flexible Bond Porfolio
    -  Forty Portfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    -  MFS Mid Cap Growth Series
    -  MFS New Discovery Series
    -  MFS Total Return Series
    -  MFS Utilities Series

o   OLD MUTUAL INSURANCE SERIES FUND - Underlying Funds:
    -  Old Mutual Select Value Portfolio

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    -  Global Bond Portfolio (Unhedged)
    -  StocksPLUS Growth & Income Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio


Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,


/S/ DODIE KENT
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Dodie Kent